EXHIBIT 99.5

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2017-A
Monthly Servicer's Statement
for the month ended July 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	13.64%
From	01-Jul-17	17-Jul-17	15-Aug-17	Floating Allocation Percentage at Month-End	85.98%
To	31-Jul-17	15-Aug-17
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2017-A balances were:		Payment Date	Period	Period
		4/15/2019	10/1/2018	No
Notes	$515,000,000.00
	515,000,000.00

Principal Amount of Debt	515,000,000.00		Accumulation Account
Required Overcollateralization	$120,819,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$32,494.72		Ending Balance	-
Series Nominal Liquidation Amount	635,851,494.72
			Distributions to Investors
Required Participation Amount	$635,851,494.72		A1 Days	29
Excess Receivables	$68,891,686.07		A1 LIBOR	1.225560%
			A1 Applicable Margin	0.310000%
Total Collateral	704,743,180.79			1.535560%

Collateral as Percent of Notes	136.84%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A	637,044.13	0.64
			Principal A	-	-
	NMOTR
	Total Pool				0.64
Beginning Gross Principal Pool Balance	$6,069,061,252.78					1.54%
Total Principal Collections	$(2,040,842,322.74)
Investment in New Receivables	$1,828,088,183.60
Receivables Added for Additional Accounts	$0.00
Repurchases	$(3,580,123.00)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00		Total Due Investors	637,044.13
New Series Issued During Collection Period	$0.00		Servicing Fee	529,849.17
Less Net CMA Offset	$(680,602,565.01)		Excess Cash Flow	662,741.58
Less Servicing Adjustment	$(6,335,041.66)
Ending Balance	$5,165,789,383.97

SAP for Next Period	13.64%		Reserve Account

Average Receivable Balance	$5,285,681,705.70		Required Balance	$2,575,000.00
Monthly Payment Rate	38.61%		Current Balance	$2,575,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$15,598,139.61			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.79%
Recoveries on Receivables Written Off	0.00
Total Available	$15,598,139.61		Pass / Fail	PASS

			Seller's Interest as a percent of the notes of each series		19.04%